Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2003 Building in United Kingdom GBP (£)	Dec. 31, 2012 Building in United Kingdom USD ($)	Dec. 31, 2009 IT Investment USD ($)
Capital and Operating Leases:
Rental expense under operating leases	$ 300	$ 279	$ 262
Number of primary capital leases	2
Capital and operating leases with non-cancelable terms, low end of range	1 year
Primary Capital Leases
Capital lease term (in years)				22 years		7 years
Capital lease obligation	90.0			33.5	54.0	50.0
Minimum lease payments under capital leases
2013	22
2014	21
2015	8
2016	7
2017	4
After 2017	34
Total	96
Less: Amounts representing interest	6
Less: Current obligations under capital leases	19
Long-term obligations under capital leases	71	79
Minimum lease payments under operating leases
2013	194
2014	158
2015	119
2016	77
2017	68
After 2017	119
Total	735
Warranties/Guarantees:
Accrued product warranty liabilities	$ 28	$ 28